As filed with the U.S. Securities and Exchange Commission on September 9, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22251

Hatteras VC Co-Investment Fund II, LLC
(Exact name of registrant as specified in charter)

8510 Colonnade Center Drive, Suite 150

Raleigh, NC 27615-3050
(Address of principal executive offices) (Zip code)

David B. Perkins

8510 Colonnade Center Drive, Suite 150

Raleigh, NC 27615-3050
(Name and address of agent for service)

(919) 846-2324

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

Hatteras VC Co-Investment Fund II, LLC
Annual Report

FOR THE YEAR ENDED JUNE 30, 2019

Defining Alternatives

HATTERAS
FUNDS

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

TABLE OF CONTENTS

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2-5
Statement of Assets, Liabilities and Members’ Capital	6
Statement of Operations	7
Statements of Changes in Members’ Capital	8
Statement of Cash Flows	9
Notes to Financial Statements	10-18
Board of Managers (Unaudited)	19
Fund Management (Unaudited)	20
Other Information (Unaudited)	21
Privacy Policy (Unaudited)	22-23

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Report of Independent Registered Public Accounting Firm

Members and Board of Directors
Hatteras VC Co-Investment Fund II, LLC
Raleigh, NC

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and members’ capital, including the schedule of investments, of Hatteras VC Co-Investment Fund II, LLC (the “Company”) as of June 30, 2019 and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Company at June 30, 2019, and the results of its operations and cash flows for the year then ended, the changes in its members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian and private companies in which the Company is invested. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of a Matter

In June 2019, the term of the Company was extended for an additional two years until August 31, 2021 as described in Note 1. Our opinion is not modified with respect to this matter.

/s/ BDO USA, LLP

We have served as the Company’s auditor since 2014.

Raleigh, NC
August 29, 2019

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Schedule of Investments

June 30, 2019

Descriptions of Investment	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Public Company:
Consumer:
Sonim Technologies, Inc. (1)
San Mateo, California
90,890 shares of
Common Stock	May 2016	$410,113	$1,157,030	32.14%
Total Consumer		410,113	1,157,030	32.14%

Total Investments in Public Companies (United States)		$410,113	$1,157,030	32.14%

Private Company:
Healthcare:
Clinipace, Inc. (1)(2)(3)
Raleigh, North Carolina
100,158 shares of
Series I Preferred Stock	Sep. 2011	500,000	188,487	5.24%
Total Healthcare		500,000	188,487	5.24%

Medical Technology:
Lineagen, Inc. (1)(2)(3)
Salt Lake City, Utah
12,000 shares of
Common Stock	Jul. 2011	—	3,360	0.09%

Lineagen, Inc. (1)(2)(3)
Salt Lake City, Utah
336,117 shares of
Series B Preferred Stock	Jul. 2011	300,000	288,239	8.01%

Lineagen, Inc. (1)(2)(3)
Salt Lake City, Utah
266,003 shares of
Series C-1 Preferred Stock	Nov. 2013	266,003	266,003	7.39%
Total Medical Technology		566,003	557,602	15.49%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Schedule of Investments

June 30, 2019 (Continued)

Descriptions of Investment (Continued)	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Software:
Kollective Technology. (1)(2)(3)
Sunnyvale, California
45,670 shares of
Common Stock	Jan. 2012	$—	$7,992	0.22%

Kollective Technology. (1)(2)(3)
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,000	120,927	3.36%

Kollective Technology. (1)(2)(3)
Sunnyvale, California
1,361,147 shares of
Series C Preferred Stock	Jan. 2012	480,193	877,218	24.37%

Posit Science Corporation (1)(2)(3)
San Fransisco, California
80,515 shares of
Common Stock	Dec. 2009	200,000	—	0.00%

Posit Science Corporation (1)(2)(3)
San Fransisco, California
21,429 shares of
Series AA Preferred Stock	Sep. 2010	11,893	—	0.00%

Univa Corporation (1)(2)(3)
Austin, Texas
939,541 shares of
Series I Preferred Stock	Oct. 2010	432,114	232,309	6.45%

Univa Corporation (1)(2)(3)
Austin, Texas
20,084 shares of
Series II-A Preferred Stock	Oct. 2010	32,536	80,946	2.25%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Schedule of Investments

June 30, 2019 (Continued)

Descriptions of Investment (Continued)	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Univa Corporation (1)(2)(3)
Austin, Texas
47,853 shares of
Series II-B Preferred Stock	Oct. 2010	$65,894	$141,562	3.93%
Total Software		1,472,630	1,460,954	40.58%

Total Investments in Private Companies (United States)		$2,538,633	$2,207,043	61.30%
Total Investments		$2,948,746	$3,364,073	93.44%
Other Assets in excess of Liabilities			$236,034	6.56%

Members’ Capital			$3,600,107	100.00%

(1)	Non-income producing.

(2)	Portfolio holdings are subject to substantial restrictions as to resale.

(3)	Non-marketable securities

The cost and fair value of restricted Private Company investments are $2,538,633 and $2,207,043, respectively.

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Schedule of Investments

June 30, 2019 (Concluded)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS’ CAPITAL AS FOLLOWS:

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Statement of Assets, Liabilities and Members’ Capital

June 30, 2019

Assets
Investments in private companies, at fair value (cost $2,538,633)	$2,207,043
Investments in public companies, at fair value (cost $410,113)	1,157,030
Cash & cash equivalents	288,350
Interest receivable	583
Total assets	3,653,006

Liabilities and members’ capital
Professional fees payable	30,692
Accounting, administration, and transfer agent fees payable	21,527
Custodian fees payable	680
Total liabilities	52,899

Members’ capital	3,600,107
Total liabilities and members’ capital	$3,653,006

Components of members’ capital (See Note 10)
Capital contributions	$10,514,912
Capital distributions	(2,714,450)
Total distributable earnings / loss	(4,200,355)
Members’ capital	$3,600,107

Net asset value per unit	$31.39
Number of authorized units	Unlimited
Number of outstanding units	114,678.93

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Statement of Operations

For the year ended June 30, 2019

Investment income
Dividend	$47,844
Interest	5,972
Other income	1,147
Total investment income	54,963

Operating expenses
Professional fees	79,927
Accounting, administration, and transfer agent fees	58,500
Board fees	19,000
Chief Compliance Officer fee	5,237
Other expenses	12,029
Total operating expenses	174,693
Net investment income/(loss)	(119,730)

Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments
Net realized gain/(loss) from investments	(317,787)
Net change in unrealized appreciation/depreciation on investments	955,643
Total net realized gain/(loss) and change in unrealized appreciation/depreciation on investments	637,856
Net increase/(decrease) in members’ capital resulting from operations	$518,126

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Statements of Changes in Members’ Capital

For the years ended June 30, 2018 and 2019

Members’ Capital
Members’ capital, at June 30, 2017	$6,629,998
Distributions paid	(1,433,487)
Net investment income/(loss)	(175,902)
Net realized gain/(loss) from investments	(158,980)
Net change in unrealized appreciation/depreciation on investments	(1,550,290)
Members’ capital, at June 30, 2018	$3,311,339
Distributions paid	(229,358)
Net investment income/(loss)	(119,730)
Net realized gain/(loss) from investments	(317,787)
Net change in unrealized appreciation/depreciation on investments	955,643
Members’ capital, at June 30, 2019	$3,600,107

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Statement of Cash Flows

For the year ended June 30, 2019

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$518,126
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash provided by operating activities:
Non-cash stock dividend	(47,844)
Net proceeds on sales of investments	533,625
Net realized (gain)/loss on investments	317,787
Net change in unrealized appreciation/depreciation on investments	(955,643)
(Increase)/Decrease in interest receivable	(341)
Increase/(Decrease) in professional fees payable	(17,237)
Increase/(Decrease) in accounting, administration, and transfer agent fees payable	2,777
Increase/(Decrease) in custodian fees payable	(4,410)
Net cash provided by operating activities	346,840

Cash flows from financing activities:
Distributions paid	(229,358)
Net cash used in financing activities	(229,358)

Net change in cash and cash equivalents	117,482

Cash and cash equivalents at beginning of year	170,868
Cash and cash equivalents at end of year	$288,350

Non-cash activity:
Receipt of stock dividend	47,844

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2019

1.	ORGANIZATION

Hatteras VC Co-Investment Fund II, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on September 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Funds, LP (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund had an initial closing on September 1, 2009 (“Initial Closing”) and a final closing August 31, 2010 (“Final Closing”), as determined by the Board of Managers (the “Board”) of the Fund. The Fund’s investment period (the “Investment Period”) was three years following the Initial Closing of the Fund. The Fund was to continue until the date that is six years from the date of the Initial Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement (“LLC Agreement”). The term was extended for two successive one-year periods at the discretion of the Board at a meeting on August 27, 2015. At a meeting on August 21, 2017, the Board elected to extend the term of the Fund for two additional years, or until August 31, 2019. At a meeting on May 30, 2019, the Board elected to extend the term of the Fund for two additional years, until August 31, 2021. Beginning with the initial two-year extension, beginning September 1, 2017, the Adviser will waive the Fund’s management fee (See Note 4).

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (“Members”), subject to the laws of the State of Delaware and the Fund’s LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”). The Fund is an investment company and applies accounting and reporting guidance in accordance with Accounting Standards Codification (“ASC”) topic 946, Financial Services - Investment Companies.

b.	Cash & Cash Equivalents

Cash & cash equivalents include a money market fund which has a maturity of three months or less. At times, such deposits may be in excess of federally insured limits. As of June 30, 2019, cash & cash equivalents balance which have maturity of 3 months or less is $288,350. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Portfolio Investments

All private investments are recorded at fair value in accordance with the Fund’s valuation procedures. The Fund’s valuation procedures have been approved by and are subject to continued oversight by the Fund’s Board. The valuation procedures are implemented by the Adviser and the Fund’s third-party administrator, which report to the Board.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2019 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

Investments in Private Companies – Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Adviser. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent rounds of financing in the company’s stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including appropriate risk adjustments for nonperformance and/or lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets – e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions – adjusted by the Adviser for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), (3) cost for a period of time after an acquisition (where such amount is determined by the Adviser to be the best indicator of fair value), and (4) based upon a recent round of financing, which usually includes referencing recent or pending transactions in the same or similar securities of the issuer. These valuation methodologies involve a significant degree of judgment. Due to the absence of readily determinable fair values and the inherent uncertainty of valuations, the estimated fair values for private companies may differ significantly from values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Public Companies – Common stocks traded on a national securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

The Fund classifies its assets into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

Valuation of Investments

●	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2019 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

The following table presents the Fund’s fair value hierarchy for those assets measured at fair value on a recurring basis as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Public Company
Common Stock	$—	$1,157,030	$—	$1,157,030
Private Company[1]
Preferred Stock	—	—	2,195,691	2,195,691
Common Stock	—	—	11,352	11,352
Money Market	288,350	—	—	288,350
Total	$288,350	$1,157,030	$2,207,043	$3,652,423

[1]	All private companies held in the Fund are level 3 securites. For a detailed break-out of private companies by industry classifications, please refer to the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Preferred Stock	Common Stock	Total
Balance as of July 1, 2018	$3,204,071	$7,927	$3,211,998
Net Realized Gain/(Loss)	(67,788)	(250,000)	(317,788)
Change in Unrealized Appreciation/(Depreciation)	52,645	902,998	955,643
Transfers In/(Out) of Investment Categories*	(459,612)	459,612	—
Transfers out of Level 3	—	(1,157,030)	(1,157,030)
Non-cash stock dividend	—	47,844	47,844
Gross Purchases	—	—	—
Net proceed on sales of investments	(533,625)	—	(533,625)
Balance as of June 30, 2019	$2,195,691	$11,352	$2,207,043

*	Transfers in or out of investment categories reflect changes in investment categories and are represented by their balance at the beginning of the period.

Change in unrealized depreciation included in the statement of operations attributable to Level 3 investments held as of the reporting date is $183,128.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2019 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

The following is a summary of quantitative information about significant unobservable input used for Level 3 fair value measurements for investments held as of June 30, 2019.

Type of Investment	Fair Value as of June 30, 2019	Valuation Technique	Unobservable Input	Multiple Used	Discount Used	Impact to valuation from an Increase in Input
Preferred Stock	$554,242	Market Comparable Companies	Forward Revenue Multiple	2.00x	N/A	Increase

Preferred Stock	1,186,632	Most Recent Capitalization	Private Financing	N/A	N/A	N/A

Preferred Stock	454,817	Market Comparable Companies	Forward Revenue Multiple	1.50x	N/A	Increase

		Discounted Cash Flows	Discount Rate	N/A	12.8%	Decrease

Common Stock	3,360	Market Comparable Companies	Forward Revenue Multiple	2.00x	N/A	Increase

Common Stock	7,992	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
Total Investments	$2,207,043

Investments in private companies are generally valued using most recent capitalization technique and market comparable companies techniques. The significant unobservable input used in the most recent capitalization technique is private financing. Two significant unobservable inputs used in the market comparable companies technique are the particular type of market multiple relied upon and a discount rate. Different types of multiples (e.g., forward revenue multiple) are relied upon across the Fund’s portfolio. A significant decrease in one of these multiples in isolation would result in a significantly lower fair value measurement. A significant increase in the discount rate in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund’s preferred and common stock are generally the financial results of privately held entities. If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2019 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

d.	Investment Income

Interest income is recorded on the accrual basis when earned. Interest income is not recognized when collection is doubtful, but instead, such amounts are tracked in a memorandum account. At June 30, 2019, all interest was deemed collectable. Dividend income is recognized on ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Disbursements received from investments in private companies are ordinarily accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the private company. Investments in private companies are recorded on a subscription effective date basis. Realized gains and losses are determined on a specific identified cost basis.

e.	Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, management fee, and expenses of meetings of the Board.

f.	Income Taxes

The Fund is treated as a partnership for Federal income tax purposes and therefore is not subject to U.S. Federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions as of June 30, 2019 and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year ended June 30, 2019, the Fund did not incur any interest or penalties. The Fund files income tax returns in U.S. Federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed. The tax years subject to evaluation by tax authorities are 2016 to 2018 and there are no tax examinations in progress.

g.	Distributions

The Fund may make distributions to Members annually, or more frequently, at the Fund’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the amounts of distributions received by the Fund from underlying investments during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro-rata.

h.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

i.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities, which qualify as financial instruments, approximate the carrying amounts presented on the statement of assets, liabilities and members’ capital.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2019 (Continued)

3.	ALLOCATION OF MEMBERS’ CAPITAL

Net profits or net losses of the Fund for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Members. Net profits or net losses will be measured as the net change in the value of the Members’ capital of the Fund, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an Allocation Period, adjusted to exclude any items to be allocated among the capital accounts of the Members in accordance with the Members’ respective investment percentages. Allocation Periods generally begin on the first calendar day of each month and end at the close of business on the last day of each month.

4.	MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS

The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program.

In consideration for such services, the Fund pays the Adviser a quarterly investment “management fee” equal to 2.00% on an annualized basis of the net assets of the Fund as of each quarter-end. The Adviser has committed to waive permanently a portion of its contractual fee rate under the Investment Management Agreement as of the end of any quarter at which (or month-end during the period from the Initial Closing to the Final Closing) the cost basis of the Fund’s portfolio companies plus cash & cash equivalents is less than the Fund’s NAV as of such quarter-end (or month-end during the period from the Initial Closing to the Final Closing). During the two-year extension effective September 1, 2017 through August 31, 2019, the Adviser will waive permanently the entire management fee, which will not be subject to recoupment. Prior to September 1, 2017, the Adviser waived the portion of its management fee that is in excess of the annual rate equal to 2.00% of the cost basis of the Fund’s portfolio companies plus cash & cash equivalents.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), received an annual retainer of $6,000 for services on the Board and for services as a member of the audit committee of the Fund. All Board members are reimbursed by the Fund for all reasonable out-of- pocket expenses incurred by them in performing their duties. For the year ended June 30, 2019, retainers to the Independent Managers totaled $19,000 and are included in the statement of operations under Board fees.

The Fund has engaged Cipperman Compliance Services (“Cipperman”) to provide compliance services including the appointment of the Fund’s Chief Compliance Officer. Effective January 1, 2019, Cipperman is paid an annual fee of $63,000 for services provided, which is allocated among the Fund and other affiliated entities. The Fund’s Chief Compliance Officer received of $5,237 which is included in the statement of operations under Chief Compliance Officer fee.

5.	ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Fund pays U.S. Bancorp Fund Services LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) a monthly administration fee based on the month-end net asset value of the Fund. For the year ended June 30, 2019 the total accounting and administration fee paid to Fund Services was $39,500, and is included in the statement of operations.

US Bank, N.A. (“USB”), an affiliate of the Administrator serves as custodian of the Fund’s assets and provides custodial services for the Fund. The total custodian fee of $3,000 is included in the statement of operations for the year ended June 30, 2019.

UMB provides regulatory administrative services, transfer agency functions, and Member services for the Fund. The Fund pays UMB a quarterly fee based on total accounts. For the year ended June 30, 2019, transfer agency fee was $19,000, and is included in the statement of operations under accounting and administration fees.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2019 (Continued)

6.	INVESTMENT TRANSACTIONS

The Fund did not have any purchases of investments for the year ended June 30, 2019. Total proceeds from sales, redemption, or other dispositions of investments for the year ended June 30, 2019 amounted to $533,625 including amounts held in escrow which the Fund believes will ultimately be collected. The cost of investments for U.S. Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the investments. The Fund relies upon actual and estimated tax information provided by investments to the amounts of taxable income allocated to the Fund as of June 30, 2019.

The Fund intends to invest substantially all of its available capital in private companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

7.	INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	COMMITMENTS

As of June 30, 2019, the Fund did not have any outstanding investment commitments to portfolio companies.

9.	RISK FACTORS

An investment in the Fund involves significant risks, including market risk, liquidity risk, non-diversification risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Market risk: Equities, such as common stocks, are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not meet the financial expectations of the Fund or other market participants. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

Liquidity risk: Transfer of the units of limited liability company interests (“Units”) of the Fund is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Non-diversification risk: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Economic conditions risk: The Fund’s investments expose Members to a range of potential economic risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, taxation, governmental restrictions, and/or adverse regulation.

10.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Fund’s financial performance for past periods. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2019 (Continued)

10.	FINANCIAL HIGHLIGHTS (Continued)

The ratios, total return and internal rate of return since inception amount are calculated based on the Member group taken as a whole. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income/(loss) or expenses, as applicable, by the average of total quarterly Members’ capital. The total return amount is calculated by geometrically linking returns based on the change in the net asset value during each accounting period.

Per Unit Operating Performance:
Net Asset Value, June 30, 2014	$79.86
Income/(loss) from investment operations:
Net investment income/(loss)	(2.59)
Net realized gain and change in unrealized appreciation/(depreciation) on investments	4.97
Total from investment operations	2.38
Net Asset Value, June 30, 2015	$82.24
Income/(loss) from investment operations:
Net investment income/(loss)	(2.64)
Net realized gain and change in unrealized appreciation/(depreciation) on investments	(10.88)
Total from investment operations	(13.52)
Less distributions:
From return of capital and capital gains	(9.17)
Total distributions	(9.17)
Net Asset Value, June 30, 2016	$59.55
Income/(loss) from investment operations:
Net investment income/(loss)	(2.28)
Net realized gain and change in unrealized appreciation/(depreciation) on investments	0.54
Total from investment operations	(1.74)
Net Asset Value, June 30, 2017	$57.81
Income/(loss) from investment operations:
Net investment income/(loss)	(1.52)
Net realized gain and change in unrealized appreciation/(depreciation) on investments	(14.92)
Total from investment operations	(16.44)
Less distributions:
From return of capital and capital gains	(12.50)
Total distributions	(12.50)
Net Asset Value, June 30, 2018	$28.87
Income/(loss) from investment operations:
Net investment income/(loss)	(1.04)
Net realized gain and change in unrealized appreciation/(depreciation) on investments	5.56
Total from investment operations	4.52
Less distributions:
From return of capital and capital gains	(2.00)
Total distributions	(2.00)
Net Asset Value, June 30, 2019	$31.39

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2019 (Concluded)

10.	FINANCIAL HIGHLIGHTS (Continued)

	For the Years Ended June 30,
	2019	2018	2017	2016	2015
Total return[1]	16.40%	(36.28%)	(2.92%)	(27.59%)	2.98%
Members’ capital, end of year (000’s)	$3,600	$3,311	$6,630	$6,829	$9,432
Portfolio turnover	16.57%	0.06%	3.04%	3.25%	2.78%
Net investment loss:
Before reimbursement of placement agent fees	(3.43%)	(3.36%)	(3.85%)	(3.46%)	(3.11%)
After reimbursement of placement agent fees	(3.43%)	(3.36%)	(3.85%)	(3.46%)	(3.11%)
Net operating expenses:[2]
Before reimbursement of placement agent fees	5.00%	4.10%	4.05%	3.51%	3.25%
After reimbursement of placement agent fees	5.00%	4.10%	4.05%	3.51%	3.25%

[1]

Internal rate of return since inception: As of June 30, 2019 was (5.98)%; As of June 30, 2018 was (7.50)%; As of June 30, 2017 was (6.76)%; As of June 30, 2016 was (7.31%); As of June 30, 2015 was (3.30)%. The internal rate of return is based on change in NAV since inception.

[2]

Net operating expenses before and after waiver of management fee for the period ended June 30, 2019 were 5.00%, and 5.00% respectively; for the year ended June 30, 2018 were 4.17% and 4.10%, respectively; for the year ended June 30, 2017 were 4.44% and 4.05%, respectively; for the year ended June 30, 2016 were 3.93% and 3.51%, respectively; and for the year ended June 30, 2015 were 3.75% and 3.25%, respectively.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen not to early adopt the removed or modified disclosures, and delay adoption of the additional disclosures for the year ended June 30, 2019.

12.	SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date the financial statements were issued, and determined there were no other subsequent events that required disclosure in or adjustment to the financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Board of Managers

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of June 30, 2019, is set forth below. The business address of each Manager is care of Hatteras Funds, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615. The Managers serve on the Board for terms of indefinite duration. A Manager’s position in that capacity will terminate if the Manager is removed or resigns or, among other events, upon the Manager’s death, incapacity, retirement or bankruptcy. The Fund’s Statement of Additional Information includes additional information about the Managers and may be obtained without charge by calling Hatteras at 1-866-388-6292.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex[1] Overseen by Manager
INTERESTED MANAGER
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Funds, LP (2014 to Present); Co-Founder of Hatteras Investment Partners LLC and its affiliated entities (“Hatteras Funds”) in 2003.	6
INDEPENDENT MANAGERS
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	6
Steve E. Moss, CPA February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	6
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Chief Financial Officer and Chief Operating Officer, Spectrum Consultants, Inc., a sales and marketing firm in the prior housing industry (2015 to Present); Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to Present).	6
Thomas Mann February 1, 1950	Manager; Audit Committee Member of the Fund	Since 2012	Private Investor (2012 to Present)	6

[1]

With respect to Mr. Perkins, the “Fund Complex” consists of, as of June 30, 2019, Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternative TEI Fund, L.P., Hatteras Core Alternative Institutional Fund, L.P. and Hatteras VC Co-Investment Fund II, LLC with respect to each Independent Manager, the “Fund Complex” consists of, as of June 30, 2019, Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternative TEI Fund, L.P., Hatteras Core Alternative Institutional Fund, L.P. and Hatteras VC Co-Investment Fund II, LLC.

[2]	Deemed to be an “interested” Manager of the Fund because of his affiliations with Hatteras Funds.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Fund Management

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of June 30, 2019, of each of the persons currently serving as Executive Officer. The business address of each officer is care of Hatteras Funds, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Andrew P. Chica September 7, 1975	Chief Compliance Officer	Since 2008

Compliance Director, Cipperman Compliance Services (from 2019 to present); Chief Compliance Officer, Hatteras Funds, LP (from 2014 to 2019); Chief Compliance Officer, Hatteras Investment Partners and Hatteras Capital Investment Management (from 2007 to 2014), Chief Compliance Officer, Hatteras Alternative Mutual Funds, LLC (from 2009 to 2014).

N/A
Allison Zollicoffer[2] March 24, 1956	Treasurer	Since 2019

Chief Financial Officer, Hatteras Funds, LP (2018 to present); self- employed as Fractional CFO/Financial Consultant with companies in wholesale distribution, real estate, specialty apparel and light manufacturing (since 2012).

N/A
Jessica R. Sherburne November 4, 1977	Secretary	Since 2017	Head of Operations, Hatteras Funds, LP (2018 to present); Chief Marketing Officer, Hatteras Funds, LP (2015 to 2017); Director of Marketing, Hatteras Funds, LP (2011 to 2015).	N/A

[1]

The “Fund Complex” consists of the Fund, Hatteras Master Fund L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., and Hatteras Core Alternatives TEI Institutional Fund, L.P.

[2]	Effective May 1, 2019, Nicole Shortridge-Lis resigned as Treasurer and effective May 1, 2019, Allison Zollicoffer was appointed Treasurer.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Other Information

(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-504-9070; or on or through the Fund’s website; or both and (2) on the SEC’s website at http: //www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Privacy Policy

(Unaudited)

In recognition of Hatteras’ fiduciary obligations to its Clients and Hatteras’ desire to maintain its high ethical standards, Hatteras has adopted this Privacy Policy for Hatteras Funds, LP (“Hatteras”) and Hatteras Closed-End Funds (collectively with the Trusts referred to as the “Fund(s)”) to safeguard the personal information of its consumers and customers in accordance with SEC Regulation S-P, 17 CFR 284.30:

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers‘ personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Privacy Policy

(Unaudited) (Concluded)

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?	We collect your personal information, for example, when you ■ open an account ■ provide account information ■ give us your contact information ■ make a wire transfer ■ tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Our affiliates include Hatteras Funds, LP, a registered investment adviser; Hatteras Capital Distributors, LLC, a registered broker-dealer; unregistered funds managed by Hatteras such as, Hatteras GPEP Fund, L.P., Hatteras GPEP Fund II, LLC, Hatteras Global Private Equity Partners International, LLC, Hatteras Late Stage VC Fund I, L.P. and Hatteras Private Equity Evergreen Fund.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Hatteras Funds doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Hatteras Funds doesn’t jointly market.

List of funds providing this notice

Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Master Fund, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund, LP, Hatteras GPEP Fund II, LLC, Hatteras Late Stage VC Fund I, LP, Hatteras VC Co-Investment Fund II, LLC, and Hatteras Private Equity Evergreen Fund.

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HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433

8510 COLONNADE CENTER DRIVE / SUITE 150 / RALEIGH, NC 27615-6520

 Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Messrs. Steve E. Moss, H. Alexander Holmes, Gregory S. Sellers, and Thomas Mann are each qualified as “audit committee financial experts” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 06/30/19	FYE 06/30/18
Audit Fees	$54,000	$54,023
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by BDO USA, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 06/30/19	FYE 06/30/18
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

1

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 06/30/19	FYE 06/30/18
Registrant
Registrant’s Investment Adviser

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Adviser, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund. If an analyst, trader or partner of the Adviser believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of a Fund, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

The Adviser will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company’s charter or by-laws, changes in the board of directors and compensation of outside directors. The Adviser will generally vote in favor of management or shareholder proposals that the Adviser believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company’s board of directors and management and maintain or increase the rights of shareholders.

2

On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of the Fund.

If a proxy includes a matter to which none of the specific policies described above or in the Adviser’s stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, the Adviser and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser (or an affiliate of the Adviser), any issuer of a security for which the Adviser (or an affiliate of the Adviser) acts as sponsor, Adviser, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom the Adviser (or an affiliate of the Adviser) has an existing material contract or business relationship not entered into in the ordinary course of business (the Adviser and such other persons having an interest in the matter being called “Interested Persons”), the Adviser will make written disclosure of the conflict to the Independent Managers of the Fund indicating how the Adviser proposes to vote on the matter and its reasons for doing so. If the Adviser does not receive timely written instructions as to voting or non-voting on the matter from the Fund’s Independent Managers, the Adviser may take any of the following actions which it deems to be in the best interests of the Fund: (i) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (ii) vote on the matter in the manner proposed to the Independent Managers if the vote is against the interests of all Interested Persons; or (iii) refrain from voting on the matter.

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 800-504-9070 or (ii) by visiting the SEC’s website at www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides biographical information about the members of the Investment Committee of the Adviser and Portfolio Advisors, (the “Investment Committee”), who are primarily responsible for the day-to-day portfolio management of the Master Fund as of June 30, 2019

Name of Investment Committee Member	Title	Length of Time of Service to the Funds	Business Experience During the Past 5 Years	Role of Investment Committee Member
David B. Perkins	Chief Executive Officer of the Investment Manager and President of the Funds	Since inception	Mr. Perkins has been Chief Executive Officer of Hatteras Funds, LP from 2014 to present and founded Hatteras Funds and its affiliated entities in September 2003 Prior to that, he was co-founder and Managing Partner of CapFinancial Parnters, LLC	Strategic recommendations and portfolio oversight.
Michael P. Hennen	Head of Investment Management	Since January 28, 2016	Mr. Hennen oversees and provides strategic direction for Hatteras’ investment team and his responsibilities include asset allocation, portfolio construction, and risk management. Prior to joining our team, Mr. Hennen was a Vice President at Morgan Stanley in the Graystone Research Group — an alternative investments advisory group within Morgan Stanley— where he led the sourcing, evaluation, execution, and monitoring of alternative investments across a variety of strategies. Before joining Morgan Stanley, Mr. Hennen was an analyst at Morningstar in Chicago. He received his Bachelor of Business Administration degree in Finance from Western Michigan University and has also earned his designation as a Chartered Financial Analyst (CFA).
Strategic recommendations and portfolio oversight.

3

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Master Fund and the Feeder Funds, for which the members of the Investment Committee are primarily responsible for the day-to-day portfolio management as of June 30, 2019:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance
David B. Pekins	Registered Investment Companies	2	$422,038,722	0	$ -
	Other Pooled Investment Vehicles*	5	$54,054,137	0	$ -
	Other Accounts	-	$ -	0	$ -
					$ -
Michael P. Hennen	Registered Investment Companies	2	$422,038,722	0	$ -
	Other Pooled Investment Vehicles*	5	$54,054,137	0	$ -
	Other Accounts	-	$ -	0	$ -
					$ -

*	The assets in the "Other Pooled Investment Vehicles" section for the designated investment committee member(s) includes committed capital amounts for certain assets.

4

Potential Conflicts of Interests

Messrs. Perkins and Hennen are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. They may manage separate accounts and other pooled investment vehicles which may have materially higher, lower or different fee arrangements than the registrant and may also be subject to performance-based fees. The side-by-side management of these separate accounts and/or pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Investment Managers has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Investment Managers has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the members of the Investment Committee may include a combination of the following: (i) fixed annual salary; (ii) a discretionary bonus tied to the overall profitability of the Adviser.

(a)(4) Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee in the Fund as of June 30, 2019:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned
David B. Perkins	None
Michael P. Hennen	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal year reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras VC Co-Investment Fund II, LLC

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	09/06/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	09/06/2019

By (Signature and Title)	/s/ Allison Zollicoffer
Allison Zollicoffer, Treasurer

Date	09/06/2019